Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Leases
16. Leases
Changes in
Right-of-Use
assets as of June 30, 2024 and December 31, 2023, are as follows:

					(Unit: USD)
As of June 30, 2024
Classification	Beginning	Acquisition	Depreciation	Contract termination	Loss from translating foreign operations	Ending
Buildings	158,962	18,193	(105,197)	(30,813)	(7,376)	33,769
Vehicles	25,336	—	(18,034)	—	(1,192)	6,110

Total	184,298	18,193	(123,231)	(30,813)	(8,568)	39,879

							(Unit: USD)
As of December 31, 2023
Classification	Beginning	Acquisition	Depreciation	Change in contract	Contract termination	Loss from translating foreign operations	Ending
Buildings	104,083	276,290	(217,724)	—	(1,589)	(2,098)	158,962
Vehicles	30,764	21,787	(26,398)	—	—	(817)	25,336

Total	134,847	298,077	(244,122)	—	(1,589)	(2,915)	184,298

Changes in lease liabilities as of June 30, 2024 and December 31, 2023, are as follows:

							(Unit: USD)
As of June 30, 2024
Classification	Beginning	Acquisition	Interest	Payments	Contract termination	Loss from transactin g foreign operations	Ending
Liabilities	179,237	16,411	5,090	(124,384)	(29,582)	(8,323)	38,449

							(Unit: USD)
As of December 31, 2023
Classification	Beginning	Acquisition	Interest	Payments	Change in contract	Contract termination	Loss from transacting foreign operations	Ending
Liabilities	133,182	281,854	16,033	(247,419)	—	(1,510)	(2,903)	179,237
Amount recognized of profit or loss in relation to the lease is as follows:

		(Unit: USD)
Classification	For the six months ended June 30, 2024	For the six months ended June 30, 2023
Right-of-Use assets

Buildings	105,197	106,587
Vehicles	18,034	7,815

Subtotal	123,231	114,402
Interest expense relating to lease liabilities	5,090	6,301
Expense relating to leases of low-value assets that are not short-term leases	16,448	9,840
Expense relating to short-term leases	133,778	141,293
Miscellaneous loss (profit)	(1,121)	(91)

Subtotal	154,195	157,343

Total	277,426	271,745

The total cash payments for leases for the six months ended June 30, 2024 and 2023, are as follows:

		(Unit: USD)
Classification	For the six months ended June 30, 2024	For the six months ended June 30, 2023
Repayments of lease (Cash Flow)	124,384	116,502
Expense relating to leases of low-value assets that are not short-term leases	16,448	9,840
Expense relating to short-term leases	133,778	141,293

Total Cash payments for leases	274,610	267,635

16. Leases
Changes in

Right-of-Use

assets as of December 31, 2023, and December 31, 2022, are as follows:

							(Unit: USD)
As of December 31, 2023
Classification	Beginning	Acquisition	Depreciation	Change in contract	Contract termination	Loss from translating foreign operations	Ending
Buildings	104,083	276,290	(217,724)	—	(1,589)	(2,098)	158,962
Vehicles	30,764	21,787	(26,398)	—	—	(817)	25,336

Total	134,847	298,077	(244,122)	—	(1,589)	(2,915)	184,298

							(Unit: USD)
As of December 31, 2022
Classification	Beginning	Acquisition	Depreciation	Change in contract	Contract termination	Loss from translating foreign operations	Ending
Buildings	304,063	24,525	(202,977)	6,612	(6,425)	(21,715)	104,083
Vehicles	55,480	—	(21,004)	—	—	(3,712)	30,764

Total	359,543	24,525	(223,981)	6,612	(6,425)	(25,427)	134,847

Changes in lease liabilities as of December 31, 2023, and December 31, 2022, are as follows:

							(Unit: USD)
As of December 31, 2023
Classification	Beginning	Acquisition	Interest	Payments	Change in contract	Contract termination	Loss from transacting foreign operations	Ending
Liabilities	133,182	281,854	16,033	(247,419)	—	(1,510)	(2,903)	179,237

							(Unit: USD)
As of December 31, 2022
Classification	Beginning	Acquisition	Interest	Payments	Change in contract	Contract termination	Loss from transacting foreign operations	Ending
Liabilities	350,973	21,801	15,601	(231,156)	6,305	(5,555)	(24,787)	133,182
Amount recognized of profit or loss in relation to the lease is as follows:

		(Unit: USD)
Classification	For the year ended 2023	For the year ended 2022

Right-of-Use assets
Buildings	217,724	202,977
Vehicles	26,398	21,004
Subtotal	244,122	223,981
Interest expense relating to lease liabilities	16,033	15,601
Expense relating to leases of low-value assets that are not short-term leases	23,011	16,572
Expense relating to short-term leases	276,400	117,784
Miscellaneous loss (profit)	(90)	(54)

Subtotal	315,354	149,903

Total	559,476	373,884
The total cash payments for leases for the twelve months ended December 31, 2023, and 2022, are as follows:

		(Unit: USD)
Classification	For the year ended 2023	For the year ended 2022
Repayments of lease (Cash Flow)	247,419	231,156
Expense relating to leases of low-value assets that are not short-term leases	23,011	16,572
Expense relating to short-term leases	276,400	117,784

Total Cash payments for leases	546,830	365,512